Income taxes - Recoverability of tax loss carryforwards (Details) HUF in Thousands, BRL in Thousands	12 Months Ended
	Dec. 31, 2017 BRL	Dec. 31, 2016 BRL	Dec. 31, 2016 HUF	Dec. 31, 2016 BRL	Dec. 31, 2015 HUF	Dec. 31, 2011 HUF
Income taxes
Impairment of tax loss carryforwards	BRL 329,428		HUF 25,752	BRL 286,209	HUF 25,752	HUF 25,752
Changes in the provision for impairment of the Company's foreign tax credits
At the beginning of the year	(286,209)	BRL (346,291)
Exchange gain/loss	(43,219)	60,082
At the end of the year	BRL (329,428)	BRL (286,209)